UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-05531

Babson Capital Participation Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Christopher A. DeFrancis, Vice President and Secretary
1500 Main Street, Suite 2800, Springfield, MA 01115

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 09/30/13

___________________

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2013
(Unaudited)

Corporate Restricted Securities - 78.00%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 68.55%

1492 Acquisition LLC
A leading producer of premium Italian cured meats and deli meats in the U.S.
14% Senior Subordinated Note due 2019	$1,158,173	10/17/12	$1,137,394	$1,160,511
Limited Liability Company Unit Class A Common (B)	11,364 uts.	10/17/12	11,364	39,525
Limited Liability Company Unit Class A Preferred (B)	102 uts.	10/17/12	102,270	108,199
			1,251,028	1,308,235
A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
Common Stock (B)	184,615 shs.	11/10/09	184,615	281,974
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	92,308 shs.	11/10/09	68,566	140,988
			253,181	422,962
A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
Limited Partnership Interest (B)	12.26% int.	11/21/07	119,009	196,943

A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and components primarily for the military and aerospace sectors.
Limited Liability Company Unit Class A (B)	2,186 uts.	*	78,340	148,255
Limited Liability Company Unit Class B (B)	1,479 uts.	10/09/09	52,999	100,306
* 10/09/09 and 10/27/10.			131,339	248,561

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$420,000	05/15/08	413,944	210,000
13% Senior Subordinated Note due 2015 (D)	$420,000	05/15/08	384,627	—
Common Stock (B)	60,000 shs.	05/15/08	60,000	—
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	21,099 shs.	05/15/08	35,654	—
			894,225	210,000
ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 2019	$500,000	08/01/12	452,933	495,176
Preferred Stock Series A (B)	125,000 shs.	08/01/12	125,000	125,000
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	22,414 shs.	08/01/12	42,446	22,414
			620,379	642,590

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

ACP Cascade Holdings LLC
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
Limited Liability Company Unit Class B (B)	32 uts.	11/09/12	$—	$—

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
14% Senior Subordinated Note due 2018	$1,134,615	12/07/12	1,119,149	1,060,596
Limited Liability Company Unit (B)	1,431 uts.	12/07/12	143,077	97,484
			1,262,226	1,158,080
Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	421 shs.	12/27/07	208,456	906,404
Convertible Preferred Stock Series B (B)	28 shs.	01/04/11	21,600	59,794
			230,056	966,198
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
Common Stock (B)	713 shs.	09/26/08	71,303	140,733
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	507 shs.	09/26/08	46,584	100,073
			117,887	240,806
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	$1,237,502	*	1,233,527	1,237,502
Preferred Class A Unit (B)	1,706 uts.	**	170,600	270,353
Preferred Class B Unit (B)	808 uts.	06/09/08	80,789	184,975
Common Class B Unit (B)	16,100 uts.	01/22/04	1	—
Common Class D Unit (B)	3,690 uts.	09/12/06	—	—
* 01/22/04 and 06/09/08.			1,484,917	1,692,830
** 01/22/04 and 09/12/06.

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
14.25% Senior Subordinated Note due 2019	$1,161,860	10/04/12	1,141,139	1,169,782
Limited Liability Company Unit Class A Preferred (B)	114 uts.	10/04/12	113,636	113,630
			1,254,775	1,283,412
Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2017	$1,012,500	04/28/09	932,015	1,012,500
Preferred Stock Series B (B)	1,623 shs.	04/28/09	162,269	238,040
Common Stock (B)	723 shs.	04/28/09	723	104,529
			1,095,007	1,355,069

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Arch Global Precision LLC
A leading manufacturer of high tolerance precision components and consumable tools.
14.75% Senior Subordinated Note due 2018	$787,384	12/21/11	$771,048	$784,831
Limited Liability Company Unit Class B (B)	28 uts.	12/21/11	28,418	31,718
Limited Liability Company Unit Class C (B)	222 uts.	12/21/11	221,582	247,292
			1,021,048	1,063,841
ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
13.5% Senior Subordinated Note due 2020	$1,310,231	05/21/13	1,284,995	1,296,675
Preferred Stock Series (B)	29 shs.	05/21/13	289,604	292,174
Common Stock (B)	29 shs.	05/21/13	32,178	52,162
			1,606,777	1,641,011
Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2016 (D)	$780,136	05/18/05	721,805	780,136
Preferred Stock (B)	33 shs.	10/16/09	33,224	89,975
Common Stock (B)	263 shs.	05/18/05	263,298	5,424
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	69 shs.	05/18/05	59,362	1,422
			1,077,689	876,957
Baby Jogger Holdings LLC
A designer and marketer of premium baby strollers and stroller accessories.
14% Senior Subordinated Note due 2019	$942,213	04/20/12	926,291	961,057
Common Stock (B)	754 shs.	04/20/12	75,376	129,785
			1,001,667	1,090,842
Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 2018	$317,730	10/12/12	312,166	313,711
13% Senior Subordinated Note due 2019	$320,831	10/12/12	299,370	315,160
Common Stock (B)	51,064 shs.	10/12/12	51,064	55,428
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	20,216 shs.	10/12/12	20,216	21,944
			682,816	706,243
BP SCI LLC
A leading value-added distributor of branded pipes, valves, and fittings (PVF) to diversified end markets.
14% Senior Subordinated Note due 2018	$1,061,835	10/17/12	1,043,259	1,026,529
Limited Liability Company Unit Class A (B)	417 uts.	10/17/12	41,667	34,173
Limited Liability Company Unit Class B (B)	167 uts.	10/17/12	166,666	181,299
			1,251,592	1,242,001

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$1,207,902	06/30/06	$1,197,327	$1,147,507
Preferred Stock Class A (B)	465 shs.	06/30/06	141,946	63,352
Common Stock (B)	1 sh.	06/30/06	152	—
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	164 shs.	06/30/06	48,760	22,264
			1,388,185	1,233,123
C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$80,451	08/07/08	80,164	80,451
12.5% Senior Subordinated Note due 2015	$429,070	08/07/08	413,907	429,070
Common Stock (B)	41,860 shs.	08/07/08	41,860	78,318
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	32,914 shs.	08/07/08	32,965	61,580
			568,896	649,419
Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	55 shs.	*	252	615,077
*12/30/97 and 05/29/99.

CG Holdings Manufacturing Company
A coating provider in the fragmented North American market, serving the automotive, agricultural, heavy truck and other end markets.
13% Senior Subordinated Note due 2019	$1,136,364	05/09/13	1,071,862	1,143,101
Preferred Stock (B)	1,023 shs.	05/09/13	102,272	100,931
Preferred Stock-OID (B)	402 shs.	05/09/13	40,215	39,692
Common Stock (B)	105 shs.	05/09/13	11,364	6,990
Warrant, exercisable until 2023, to purchase
common stock at $.01 per share (B)	48 shs.	05/09/13	4,465	3,206
			1,230,178	1,293,920
CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$742,294	01/19/11	711,069	757,139
14% Senior Subordinated Note due 2019	$191,948	08/03/12	188,597	192,631
Common Stock (B)	375 shs.	01/19/11	37,500	47,249
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	295 shs.	01/19/11	29,250	37,140
			966,416	1,034,159

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Church Services Holding Company
A provider of diversified residential services to homeowners in Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 2018	$412,242	03/26/12	$400,967	$409,834
Common Stock (B)	1,327 shs.	*	132,700	116,238
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	57 shs.	03/26/12	5,740	4,993
*03/26/12, 05/25/12 and 06/19/12.			539,407	531,065

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	147 shs.	12/02/08	146,594	211,728

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$771,051	01/12/07	719,299	759,166
Limited Liability Company Unit Class A (B)	82,613 uts.	01/12/07	82,613	50,504
Limited Liability Company Unit Class C (B)	59,756 uts.	01/12/07	59,756	39,148
Limited Liability Company Unit Class D (B)	671,525 uts.	05/03/10	—	722,809
Limited Liability Company Unit Class E (B)	1,102 uts.	05/03/10	—	—
			861,668	1,571,627
Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	9,081 shs.	07/05/07	370,796	285,676
Preferred Stock Series C (B)	3,748 shs.	07/05/07	125,207	117,914
Common Stock (B)	380 shs.	07/05/07	4	—
Limited Partnership Interest (B)	6.88% int.	*	103,135	—
*08/12/04 and 01/14/05.			599,142	403,590

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
Warrant, exercisable until 2015, to purchase
common stock at $.001 per share (B)	10 shs.	08/04/05	72,617	267,235

Crane Rental Corporation
A crane rental company since 1960, headquartered in Florida.
13% Senior Subordinated Note due 2015	$1,032,750	08/21/08	991,546	1,032,750
Common Stock (B)	135,000 shs.	08/21/08	135,000	157,227
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72,037 shs.	08/21/08	103,143	83,897
			1,229,689	1,273,874

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
Preferred Stock PIK (B)	156 shs.	10/27/09	$156,468	$207,319
Preferred Stock Series A (B)	114 shs.	10/27/09	104,374	151,471
Common Stock (B)	38 shs.	10/27/09	38,244	74,565
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	28 shs.	10/27/09	25,735	54,481
			324,821	487,836
DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 2019	$1,315,818	05/04/12	1,293,498	1,248,980
Preferred Stock (B)	25 shs.	05/04/12	252,434	265,864
Common Stock (B)	25 shs.	05/04/12	28,048	48,476
			1,573,980	1,563,320
Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$77,143	11/01/06	77,125	77,018
13% Senior Subordinated Note due 2014	$488,572	11/01/06	476,894	483,239
Common Stock (B)	102,857 shs.	11/01/06	102,857	24,060
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	32,294 shs.	11/01/06	44,663	7,554
			701,539	591,871
E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
Common Stock (B)	349 shs.	01/08/08	174,701	250,747

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$950,000	02/01/10	863,656	933,842
Common Stock (B)	50 shs.	02/01/10	50,000	59,368
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	119 shs.	02/01/10	107,100	141,557
			1,020,756	1,134,767
ELT Holding Company
A provider of web-based ethics and compliance training solutions for companies in the United States.
14% Senior Subordinated Note due 2019	$938,675	03/01/12	923,269	934,459
Common Stock (B)	41 shs.	03/01/12	90,909	62,299
			1,014,178	996,758

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

EPM Holding Company
A provider of non-discretionary regulatory driven engineering services that support mission critical safety and operational aspects of nuclear power plants.
14.5% Senior Subordinated Note due 2019	$578,124	07/26/13	$566,836	$573,430
Common Stock (B)	1,535 shs.	07/26/13	153,474	145,800
			720,310	719,230
F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$921,011	09/27/10	910,320	921,011
Limited Liability Company Unit Preferred (B)	171 uts.	09/27/10	58,345	191,764
Limited Liability Company Unit (B)	171 uts.	09/27/10	17,073	20,261
			985,738	1,133,036

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
13.25% Senior Subordinated Note due 2018	$436,475	05/02/13	432,396	436,624
14.25% Senior Subordinated Note due 2018	$114,042	02/29/12	114,073	114,156
Limited Liability Company Unit Class B-1 (B)	65,789 uts.	12/15/10	65,789	160,843
Limited Liability Company Unit Class B-2 (B)	8,248 uts.	12/15/10	8,248	20,165
Limited Liability Company Unit Class B-3 (B)	6,522 uts.	08/30/12	15,000	17,556
Limited Liability Company Unit Class C (B)	1,575 uts.	12/20/10	16,009	25,924
			651,515	775,268

Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2014 (D)	$655,392	04/13/06	519,050	655,392
14% Senior Subordinated Note due 2015 (D)	$432,280	04/13/06	290,908	40,827
			809,958	696,219

G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	198 shs.	10/19/10	46,958	653,247

GD Dental Services LLC
A provider of convenient “onestop” general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Common (B)	767 uts.	10/05/12	767	2,198
Limited Liability Company Unit Preferred (B)	76 uts.	10/05/12	75,920	80,467
			76,687	82,665

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician’s office channels.
14% Senior Subordinated Note due 2019	$1,143,427	03/27/13	$1,122,060	$1,118,236
Common Stock (B)	1,181 shs.	03/27/13	118,110	106,589
			1,240,170	1,224,825
Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
14% Senior Subordinated Note due 2015 (D)	$1,012,500	11/01/07	938,215	—
14% PIK Note due 2015 (D)	$250,259	12/31/08	217,699	—
8% Series A Convertible Preferred Stock, convertible into
common shares (B)	151,643 shs.	11/01/07	77,643	—
			1,233,557	—

H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2014 (D)	$362,700	10/15/09	271,181	—
Preferred Stock (B)	21 shs.	*	21,428	—
Preferred Stock Series B (B)	1,088 shs.	10/15/09	813,544	—
Common Stock (B)	180 shs.	02/10/06	180,000	—
Common Stock Class C (B)	296 shs.	10/15/09	—	—
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	67 shs.	02/10/06	61,875	—
* 09/18/07 and 06/27/08.			1,348,028	—

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 2017	$461,539	11/14/11	434,765	475,385
Common Stock (B)	38 shs.	11/14/11	38,461	92,732
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	28 shs.	11/14/11	25,596	66,402
			498,822	634,519
Healthcare Direct Holding Company
A direct-to-customer marketer of discount dental plans.
14% Senior Subordinated Note due 2019	$720,726	03/09/12	708,867	686,283
Common Stock (B)	517 shs.	03/09/12	51,724	14,339
			760,591	700,622

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Hi-Rel Group LLC
A manufacturer and distributor of precision metal piece parts for the microelectronic packaging industry, serving the aerospace/ defense, telecommunications, and medical end markets.
12% Senior Subordinated Note due 2018	$703,125	04/15/13	$659,812	$693,230
Limited Liability Company Unit (B)	234 uts.	04/15/13	234,375	225,205
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	37,177 shs.	04/15/13	32,344	26,756
			926,531	945,191
Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
Common Stock (B)	33 shs.	*	33,216	84,406
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	106 shs.	*	105,618	268,361
* 06/30/04 and 08/19/04.			138,834	352,767

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B)	114 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B)	47 uts.	10/14/11	—	—
			—	—
Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016	$1,098,837	08/19/08	1,057,909	1,060,814
Common Stock (B)	251 shs.	08/19/08	251,163	71,314
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	65 shs.	08/19/08	60,233	18,433
			1,369,305	1,150,561
HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
14% Senior Subordinated Note due 2019	$1,159,519	09/27/12	1,138,857	1,146,133
Preferred Stock Series A (B)	1,127 shs.	09/27/12	112,726	123,393
Common Stock (B)	910 shs.	09/27/12	910	7,779
			1,252,493	1,277,305
Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
Common Stock (B)	93 shs.	10/27/11	92,854	159,765

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	47 shs.	02/27/07	$1,424	$304,415

J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
Preferred Stock A (B)	165 shs.	12/20/10	165,000	23,401
Preferred Stock B (B)	0.06 shs.	12/20/10	—	81
Common Stock (B)	33 shs.	12/20/10	1,667	48,239
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	12 shs.	12/20/10	105,643	17,498
			272,310	289,219
Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	48 uts.	09/21/10	449,086	25,511

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
14.25% Senior Subordinated Note due 2019	$1,051,839	12/05/12	1,032,670	1,024,118
Limited Liability Company Unit (B)	217,391 uts.	12/05/12	217,391	168,833
			1,250,061	1,192,951
K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
14% Senior Subordinated Note due 2019	$1,142,745	12/23/11	1,117,384	1,144,916
Preferred Stock Series A (B)	102 shs.	12/23/11	39,887	116,758
Preferred Stock Series B (B)	29 shs.	12/23/11	—	33,043
Common Stock (B)	130 shs.	12/23/11	6,522	49,351
			1,163,793	1,344,068
K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
14% Senior Subordinated Note due 2017	$2,285,801	*	2,140,034	2,285,801
Common Stock (B)	71,053 shs.	05/25/06	71,053	37,820
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	43,600 shs.	05/25/06	37,871	23,208
* 5/25/06 and 04/12/11.			2,248,958	2,346,829

K P H I Holdings, Inc.
A manufacturer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
Common Stock (B)	232,826 shs.	12/10/10	232,826	269,490

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Convertible Preferred Stock Series C (B)	29 shs.	06/30/09	$29,348	$58,000
Convertible Preferred Stock Series D (B)	13 shs.	09/17/09	12,958	38,880
Common Stock (B)	235 shs.	07/15/08	234,783	49,533
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	51 shs.	07/16/08	50,836	10,726
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	67 shs.	09/17/09	—	14,220
			327,925	171,359
LPC Holding Company
A designer and manufacturer of precision-molded silicone rubber components that are utilized in the medical and automotive end markets.
Common Stock (B)	105 shs.	08/15/11	105,019	146,673

M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
Common Stock (B)	32 shs.	09/12/08	32,143	15,917
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/12/08	34,714	17,190
			66,857	33,107
Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit (B)	12,764 uts.	*	166,481	251,028
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	1,787 shs.	05/04/07	22,781	35,146
* 05/04/07 and 01/02/08.			189,262	286,174

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
12.5% Senior Subordinated Note due 2018	$419,971	01/15/10	383,693	419,971
15% Senior Subordinated Note due 2018	$110,334	10/05/10	108,826	105,705
Common Stock (B)	35 shs.	10/05/10	35,400	83,570
Common Stock Class B (B)	118 shs.	01/15/10	117,647	277,742
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	104 shs.	01/15/10	94,579	245,801
			740,145	1,132,789

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Marshall Physicians Services LLC
A provider of emergency department and hospital medicine services to hospitals located in the state of Kentucky. The Company was founded in 1999 and is owned by seven practicing physicians.
13% Senior Subordinated Note due 2016	$449,002	09/20/11	$442,035	$457,982
Limited Liability Company Unit Class A (B)	2,900 uts.	09/20/11	60,000	130,662
Limited Liability Company Unit Class D (B)	291 uts.	09/20/11	—	7,854
			502,035	596,498
MBWS Ultimate Holdco, Inc.
A provider of services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016	$1,117,495	*	1,052,196	1,117,495
Preferred Stock Series A (B)	1,388 shs.	09/07/10	138,797	395,915
Common Stock (B)	162 shs.	03/01/11	16,226	46,209
Common Stock (B)	153 shs.	09/07/10	15,282	43,642
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	103 shs.	03/01/11	10,325	29,380
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	386 shs.	09/07/10	38,623	110,103
* 09/07/10 and 03/01/11.			1,271,449	1,742,744

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
Preferred Unit (B)	66 uts.	08/29/08	66,451	87,200
Common Unit Class A (B)	671 uts.	08/29/08	671	30,268
Common Unit Class B (B)	250 uts.	08/29/08	63,564	11,262
			130,686	128,730
MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
Preferred Stock (B)	56 shs.	09/24/08	54,040	87,027
Limited Partnership Interest (B)	0.74% int.	09/16/08	205,932	411,103
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	18 shs.	09/24/08	18,237	64,011
			278,209	562,141

Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.
14% Senior Subordinated Note due 2018	$424,528	09/22/11	417,818	428,598
Limited Liability Company Unit Series B (B)	155,945 uts.	09/22/11	155,945	171,794
			573,763	600,392

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
7% Senior Subordinated Note due 2014 (D)	$902,727	*	$$865,676	225,682
Preferred Stock Series A (B)	519 shs.	10/10/12	498,734	—
Common Stock (B)	238 shs.	*	238,000	—
Common Stock Series B (B)	597 shs.	10/10/12	6	—
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	87 shs.	*	86,281	—
*08/12/05 and 09/11/06.			1,688,697	225,682

MNX Holding Company
An international third party logistics Company providing customized logistics services to customers across the globe.
14% Senior Subordinated Note due 2019	$1,227,538	11/02/12	1,205,400	1,217,149
Common Stock (B)	45 shs.	11/02/12	44,643	36,819
			1,250,043	1,253,968
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$952,954	11/30/10	940,821	936,343
Limited Liability Company Unit Class B-1 (B)	93,750 uts.	11/30/10	—	83,425
Limited Liability Company Unit Class B-2 (B)	8,501 uts.	11/30/10	—	7,565
			940,821	1,027,333

NABCO, Inc.
A producer of explosive containment vessels in the United States.
Common Stock (B)	429 shs.	12/20/12	306,091	101,379

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
14% Senior Subordinated Note due 2014	$1,061,463	02/02/07	1,017,703	1,008,389
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	1.38% int.	02/01/07	588,077	—
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	9 uts.	*	8,873	—
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	121 uts.	09/30/09	121,160	227,849
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	68 uts.	04/29/11	34,547	234,385
* 12/18/08 and 09/30/09.			1,770,360	1,470,623

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
14% Senior Subordinated Note due 2018	$489,858	11/05/10	$459,534	$494,757
Limited Liability Company Unit Series B (B)	17,241 uts.	11/05/10	17,241	21,334
Limited Liability Company Unit Series B (B)	34,931 uts.	11/05/10	34,931	43,223
Limited Liability Company Unit Series F (B)	52,172 uts.	11/05/10	—	228,889
			511,706	788,203

Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	1,492,105	*	1,332,442	1,469,871
Limited Partnership Interest (B)	1,740 uts.	*	174,006	86,411
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	2,605 shs.	*	260,479	129,353
*07/09/09 and 08/09/10.			1,766,927	1,685,635

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
12% Senior Subordinated Note due 2019	$883,117	02/02/11	828,558	891,948
Common Stock (B)	126 shs.	*	125,883	144,168
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	59 shs.	02/02/11	52,987	67,285
* 02/02/11 and 06/30/11.			1,007,428	1,103,401

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$444,445	06/04/10	418,332	444,445
Preferred Stock Series A (B)	554 shs.	06/04/10	55,354	23,923
Preferred Stock Series B (B)	311 shs.	06/04/10	31,125	13,452
Common Stock (B)	344 shs.	06/04/10	344	—
			505,155	481,820
Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	1,942 uts.	01/17/06	302,885	848,861
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	328 shs.	01/17/06	90,424	143,319
			393,309	992,180

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$1,640,976	12/21/10	$1,628,712	$1,657,385
Preferred Stock Class A (B)	29 shs.	12/21/10	180,380	331,326
Common Stock (B)	29 shs.	12/21/10	13,500	31,762
			1,822,592	2,020,473

P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$971,269	12/20/10	958,468	955,174
Limited Liability Company Unit Class A (B)	33 uts.	12/20/10	106,071	103,759
Limited Liability Company Unit Class B (B)	33 uts.	12/20/10	1,072	103,759
			1,065,611	1,162,692
Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
0% Senior Subordinated Note due 2014	$42,188	12/18/12	—	42,188

Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2016	$843,750	12/19/00	842,387	843,750
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	197 shs.	12/21/00	140,625	168,718
			983,012	1,012,468
Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	1,236 shs.	05/22/09	59,034	—
Preferred Stock Series B (B)	7,059 shs.	05/22/09	290,050	—
Common Stock (B)	21,462 shs.	05/22/09	993,816	—
			1,342,900	—
Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
16% Senior Subordinated Note due 2018	$1,131,397	11/29/12	1,106,824	1,098,294
Limited Liability Company Unit (B)	156,250 uts.	11/29/12	156,250	147,942
			1,263,074	1,246,236

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$894,711	06/03/10	$893,814	$894,711
Limited Liability Company Unit Class A (B)	733 uts.	10/02/06	270,000	124,146
Limited Liability Company Unit (B)	76 uts.	05/22/09	340	12,876
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	4,550 shs.	10/02/06	65,988	770,950
			1,230,142	1,802,683
Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	109 shs.	11/12/09	107,970	185,142

R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
14.5% Senior Subordinated Note due 2014	$831,458	12/15/06	811,311	415,729
Limited Liability Company Unit (B)	1,497 uts.	12/15/06	149,723	—
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	2 shs.	12/15/06	69,609	—
			1,030,643	415,729
REVSpring, Inc.
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
14% Senior Subordinated Note due 2018	$1,154,960	*	1,137,753	1,148,961
Limited Liability Company Unit Class A (B)	13,548 uts.	*	135,477	177,392
* 10/21/11 and 08/03/12.			1,273,230	1,326,353

Rose City Holding Company
A designer and printer of folding cartons and packaging for food and beverage manufacturers on the West Coast.
14.5% Senior Subordinated Note due 2018	$597,772	12/11/12	587,230	590,192
Preferred Stock (B)	39,062 shs.	12/11/12	39,062	41,279
Common Stock (B)	39 shs.	12/11/12	4	10,627
			626,296	642,098

Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
15% Senior Subordinated Note due 2018	$843,750	*	832,951	853,635
Preferred Stock (B)	2,098 shs.	03/30/12	83,920	92,151
Common Stock (B)	983 shs.	03/30/12	9,830	—
* 03/30/12 and 05/16/13.			926,701	945,786

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014 (D)	$1,157,231	01/15/09	$826,004	$—

Signature Systems Holding Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
12.5% Senior Subordinated Note due 2021	$755,088	03/15/13	713,383	752,193
Common Stock (B)	76 shs.	03/15/13	75,509	73,480
Warrant, exercisable until 2023, to purchase
common stock A at $.01 per share (B)	31 shs.	03/15/13	28,316	30,021
			817,208	855,694
Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	328 uts.	*	261,262	431,771
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	83 shs.	*	67,467	109,368
* 08/31/07 and 03/06/08.			328,729	541,139

Snacks Parent Corporation
The world’s largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2020	$894,162	11/12/10	856,439	903,104
Preferred Stock A (B)	1,132 shs.	11/12/10	100,501	77,140
Preferred Stock B (B)	525 shs.	11/12/10	—	35,796
Common Stock (B)	6,579 shs.	11/12/10	6,579	—
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	1,806 shs.	11/12/10	1,806	—
			965,325	1,016,040

SouthernCare Holdings, Inc.
A hospice company providing palliative care services to terminally ill patients.
Common Stock (B)	909 shs.	12/01/11	90,909	97,959

Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
14.25% Senior Subordinated Note due 2017	$1,200,671	12/15/09	1,084,106	1,166,047
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	136 shs.	12/15/09	120,234	46,640
			1,204,340	1,212,687

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Specialty Commodities, Inc.
A distributor of specialty food ingredients.
Common Stock (B)	16 shs.	10/23/08	$158,824	$244,481
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	6 shs.	10/23/08	53,285	92,362
			212,109	336,843
Stag Parkway Holding Company
A distributor of RV parts and accessories in the United States.
13% Senior Subordinated Note due 2018	$1,140,654	12/19/12	1,091,594	1,139,462
Common Stock (B)	118 shs.	12/19/12	118,203	118,258
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	12/19/12	31,848	34,727
			1,241,645	1,292,447
Strata/WLA Holding Corporation
A leading independent anatomic pathology laboratory that conducts over 320,000 tests annually to customers in 40 U.S. states and in Canada and Venezuela.
14.5% Senior Subordinated Note due 2018	$959,148	07/01/11	943,703	239,787
Preferred Stock Series A (B)	76 shs.	07/01/11	76,046	—
			1,019,749	239,787
Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	3,405 shs.	03/31/10	—	—

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$1,017,818	12/14/10	976,854	995,448
14% Senior Subordinated PIK Note due 2017	$87,507	08/17/12	84,522	85,584
Common Stock (B)	38 shs.	12/14/10	38,168	14,735
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	37 shs.	12/14/10	37,249	14,380
			1,136,793	1,110,147
Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 2019	$1,755,076	09/02/08	1,690,254	1,755,076
Preferred Stock Series D (B)	257 shs.	02/27/13	25,678	37,578
Redeemable Preferred Stock Series A (B)	678 shs.	09/02/08	6,630	—
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	6,778 shs.	09/02/08	59,661	—
			1,782,223	1,792,654

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$609,375	*	$254,802	$—
Common Stock Class B	32 shs.	*	20,136	—
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	2.27% int.	**	146,349	—
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	41 shs.	04/28/06	33,738	—
* 04/28/06 and 09/13/06.			455,025	—
**03/01/05 and 10/10/08.

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2014 (D)	$1,300,003	10/26/07	1,136,835	1,300,003
Series B Preferred Stock (B)	97 shs.	03/31/10	—	135,013
Common Stock (B)	273 shs.	03/31/10	219,203	—
			1,356,038	1,435,016

Transpac Holding Company
A designer, importer, and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015	$938,651	10/31/07	903,275	703,988
Common Stock (B)	110 shs.	10/31/07	110,430	—
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	50 shs.	10/31/07	46,380	—
			1,060,085	703,988

Tranzonic Holdings LLC
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
14% Senior Subordinated Note due 2019	$1,484,249	07/05/13	1,455,468	1,477,885
Limited Liability Company Unit Class A (B)	147,727 shs.	07/05/13	147,727	140,341
			1,603,195	1,618,226

Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2016	$1,222,698	*	1,193,257	1,211,947
Preferred Stock Series B (B)	128 shs.	10/20/08	127,677	325,146
Common Stock (B)	393 shs.	*	423,985	—
Warrant, exercisable until 2017, to purchase
common stock at $.02 per share (B)	81 shs.	*	84,650	—
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	558 shs.	10/20/08	—	—
* 07/19/05 and 12/22/05.			1,829,569	1,537,093

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit (B)	5,888 uts.	02/28/11	$93,750	$222,088
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	3,060 shs.	04/11/03	36,032	50,592
			129,782	272,680
U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
Common Stock (B)	96 shs.	04/30/04	96,400	177,461
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	122 shs.	04/30/04	112,106	224,587
			208,506	402,048
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
Convertible Preferred Stock (B)	470 shs.	02/08/08	469,565	1,050,350

Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2015	$414,706	05/17/07	414,552	415,863
13% Senior Subordinated Note due 2014	$370,588	05/17/07	364,863	370,588
18% PIK Convertible Preferred Stock (B)	21,361 shs.	03/13/09	41,440	81,678
Common Stock (B)	70,588 shs.	05/17/07	70,588	195,137
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	20,003 shs.	05/17/07	31,460	55,297
			922,903	1,118,563
Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
Class B Unit (B)	406,525 uts.	10/29/09	$184,266	$—
Class C Unit (B)	450,000 uts.	10/29/09	413,244	439,668
Limited Liability Company Unit Class A (B)	383,011 uts.	*	229,353	—
Limited Liability Company Unit Class B (B)	96,848 uts.	07/19/04	96,848	—
* 07/19/04 and 10/29/09.			923,711	439,668

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2016	$911,250	11/30/06	867,531	227,813
Common Stock (B)	101 shs.	11/30/06	101,250	—
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	51 shs.	11/30/06	45,790	—
			1,014,571	227,813

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
Preferred Stock Series B (B)	703 shs.	06/08/10	70,308	95,548
Common Stock (B)	353 shs.	06/08/10	353	5,460
			70,661	101,008

Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$794,521	12/16/10	744,973	768,569
Common Stock (B)	205 shs.	12/16/10	205,480	110,394
Warrant, exercisable until 2018, to purchase
common stock at $.02 per share (B)	55 shs.	12/16/10	49,334	29,667
			999,787	908,630

Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$654,247	05/14/07	601,454	—
Limited Partnership Interest (B)	12.26% int.	05/14/07	61,308	—
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	47 shs.	05/14/07	44,186	—
			706,948	—

WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 2018	$891,468	11/03/11	877,513	906,210
Common Stock (B)	1,500 shs.	11/03/11	150,000	191,881
			1,027,513	1,098,091

Total Private Placement Investments (E)			$93,940,397	$91,475,650

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Interest	Due	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Rule 144A Securities - 9.45%:

Bond 9.45%
AAR Corporation	7.250	01/15/22	$500,000	$535,961	$521,250
ADT Corporation	6.250	10/15/21	930,000	930,000	943,950
ArcelorMittal	6.125	06/01/18	500,000	512,576	530,000
Coeur d’Alene Mines Corporation	7.875	02/01/21	500,000	501,863	505,000
Cornerstone Chemical Company	9.375	03/15/18	375,000	384,452	392,813
First Data Corporation	7.375	06/15/19	250,000	250,000	263,125
FMG Resources	7.000	11/01/15	250,000	255,315	257,500
Forum Energy Technologies	6.250	10/01/21	160,000	160,000	161,000
Hercules Offshore, Inc.	7.500	10/01/21	750,000	750,000	750,000
Hilcorp Energy Company	7.625	10/01/21	325,000	312,553	347,750
Hilton Worldwide Holdings, Inc.	5.625	10/15/21	750,000	750,000	751,875
J.B. Poindexter Co., Inc.	9.000	04/01/22	500,000	500,000	525,000
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	663,000	684,539	666,314
Lear Corporation	4.750	01/15/23	375,000	367,793	347,813
Linn Energy, LLC	8.625	04/15/20	500,000	504,948	516,875
MEG Energy Corporation	6.375	01/30/23	500,000	500,000	490,000
MEG Energy Corporation	7.000	03/31/24	500,000	500,000	503,125
NXP BV/NXP Funding LLC	3.750	06/01/18	750,000	750,000	731,250
Penske Corporation	4.875	07/11/22	500,000	498,066	509,176
RKI Inc.	8.500	08/01/21	500,000	502,479	502,500
Safway Group Holding LLC/Finance Corporation	7.000	05/15/18	250,000	250,000	253,750
Samson Investment Company	9.750	02/15/20	350,000	344,290	371,000
Sirius XM Radio Inc.	5.875	10/01/20	445,000	445,000	448,894
Sprint Corporation	7.875	09/15/23	500,000	500,000	510,000
Univision Communications	5.125	05/15/23	160,000	160,000	153,200
Valeant Pharmaceuticals International	7.000	10/01/20	250,000	250,742	265,000
Welltec A/S	8.000	02/01/19	375,000	368,715	399,375

Total Bonds				12,469,292	12,617,535

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Interest	Due			Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Shares	Cost	Value

Convertible Preferred Stock - 0.00%
ETEX Corporation (B)			194	—	—
Total Convertible Preferred Stock				—	—

Preferred Stock - 0.00%
TherOX, Inc. (B)			26	—	—
Total Preferred Stock				—	—

Common Stock - 0.00%
Touchstone Health Partnership (B)			292	—	—
Total Common Stock				—	—

Total Rule 144A Securities				12,469,292	12,617,535

Total Corporate Restricted Securities				$106,409,689	$104,093,185

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities - 23.88%: (A)	Rate	Date	Amount	Cost	Value

Bonds -23.86%

Accuride Corp	9.500%	08/01/18	$500,000	$484,110	$521,250
Alcoa, Inc.	6.150	08/15/20	600,000	627,312	625,933
Alliant Techsystems Inc.	6.875	09/15/20	500,000	534,205	530,000
Ally Financial, Inc.	5.500	02/15/17	750,000	762,684	787,099
Alta Mesa Financial Services	9.625	10/15/18	750,000	729,473	791,250
Anglogold Holdings PLC	5.375	04/15/20	600,000	604,816	536,001
Avis Budget Car Rental	9.750	03/15/20	375,000	375,000	432,187
B E Aerospace, Inc.	6.875	10/01/20	250,000	256,170	273,125
B&G Foods, Inc.	4.625	06/01/21	440,000	440,000	420,200
Bank of America Corporation	5.875	01/05/21	600,000	621,397	680,002
Bill Barrett Corporation	7.000	10/15/22	500,000	480,535	483,750
Brunswick Corporation	7.125	08/01/27	500,000	504,777	518,750
C R H America, Inc.	5.300	10/15/13	500,000	499,138	500,756
Calumet Specialty Products Partners L.P.	9.375	05/01/19	375,000	352,956	411,563
Calumet Specialty Products Partners L.P.	9.625	08/01/20	500,000	491,921	552,500
CCO Holdings Capital Corporation	5.250	09/30/22	500,000	495,403	462,500
Centurytel, Inc.	5.000	02/15/15	500,000	504,934	520,000
CHC Helicopter SA	9.250	10/15/20	1,000,000	933,935	1,065,000
CIT Group, Inc.	5.000	08/15/22	500,000	500,000	488,750
Clearwater Paper Corporation	4.500	02/01/23	500,000	495,200	450,000
Commercial Metals Company	4.875	05/15/23	750,000	751,530	675,000
Continental Resources, Inc.	5.000	09/15/22	500,000	510,802	503,125
CVR Refining LLC	6.500	11/01/22	350,000	337,824	339,938
DaVita, Inc.	5.750	08/15/22	500,000	500,000	494,375
Duke Realty Limited Partnership	3.875	10/15/22	500,000	507,519	475,677
Ensco PLC	3.250	03/15/16	600,000	598,797	626,287
EP Energy/EP Finance, Inc.	9.375	05/01/20	500,000	507,683	562,500
Equifax, Inc.	4.450	12/01/14	500,000	504,828	519,475
GATX Corporation	4.750	05/15/15	500,000	500,371	526,060
General Electric Capital Corporation	5.500	01/08/20	500,000	498,637	566,684
Headwaters, Inc.	7.625	04/01/19	305,000	305,124	320,250
Health Management Association	6.125	04/15/16	250,000	255,015	273,125
HealthSouth Corporation	7.750	09/15/22	450,000	450,978	482,625
Hertz Corporation	6.750	04/15/19	220,000	217,248	232,650
International Game Technology	7.500	06/15/19	500,000	499,814	584,491
Jabil Circuit, Inc.	4.700	09/15/22	500,000	499,965	478,750
Johnson Controls, Inc.	5.500	01/15/16	500,000	459,320	546,801
Kraft Foods, Inc.	5.375	02/10/20	500,000	512,101	564,585

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities (A)	Rate	Date	Amount	Cost	Value

Lennar Corporation	4.750	11/15/22	$375,000	$369,424	$345,000
Masco Corporation	7.125	03/15/20	350,000	349,998	394,625
Meritor, Inc.	6.750	06/15/21	1,000,000	1,000,000	990,000
Morgan Stanley	5.500	01/26/20	500,000	498,121	553,282
NBC Universal Media LLC	5.150	04/30/20	500,000	499,482	566,982
Neustar Inc.	4.500	01/15/23	375,000	363,289	336,563
Nexeo Solutions LLC	8.375	03/01/18	20,000	20,000	19,900
Niska Gas Storage Partners LLC	8.875	03/15/18	500,000	505,159	517,500
Omnova Solutions, Inc.	7.875	11/01/18	750,000	762,571	789,375
Peabody Energy Corporation	6.000	11/15/18	500,000	500,519	498,750
Perry Ellis International, Inc.	7.875	04/01/19	375,000	371,803	395,625
Precision Drilling Corporation	6.625	11/15/20	250,000	256,911	264,375
Qwest Diagnostic, Inc.	4.750	01/30/20	500,000	499,081	533,198
ServiceMaster Company	7.000	08/15/20	500,000	500,000	472,500
Sprint Nextel Corporation	6.000	12/01/16	500,000	509,571	530,000
Steelcase, Inc.	6.375	02/15/21	500,000	506,939	556,317
Tech Data Corporation	3.750	09/21/17	500,000	506,044	512,234
Thermadyne Holdings Corporation	9.000	12/15/17	250,000	262,723	269,375
Time Warner Cable, Inc.	5.000	02/01/20	500,000	492,928	506,260
Tronox Finance LLC	6.375	08/15/20	375,000	366,126	371,250
Tyson Foods, Inc.	4.500	06/15/22	500,000	515,076	518,961
Unit Corporation	6.625	05/15/21	500,000	494,386	512,500
Verizon Communications Inc.	5.150	09/15/23	1,000,000	996,769	1,071,786
Weatherford International Limited	4.500	04/15/22	500,000	519,706	494,854

Total Bonds				30,778,148	31,844,226

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

					Market
Corporate Public Securities (A)			Shares	Cost	Value
Common Stock - 0.02%
Intrepid Potash, Inc. (B)			185	$5,920	$2,919
Nortek, Inc. (B)			100	1	6,876
Rue21, Inc. (B)			350	6,650	14,116
Total Common Stock				12,571	23,911

Total Corporate Public Securities				$30,790,719	$31,868,137

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield^	Date	Amount	Cost	Value
Commercial Paper - 6.59%
Enbridge Energy Company, Inc.	0.300%	10/18/13	$2,250,000	$2,249,681	$2,249,681
FMC Corporation	0.270	10/10/13	2,250,000	2,249,848	2,249,848
Hewlett Packard Company	0.429	10/29/13	2,000,000	1,999,331	1,999,331
Pentair Finance SA	0.279	10/22/13	2,292,000	2,291,626	2,291,626
Total Short-Term Securities		—		$8,790,486	$8,790,486

Total Investments	108.47%			$145,990,894	$144,751,808
Other Assets	6.00				8,011,503
Liabilities	(14.47)				(19,317,945)
Total Net Assets	100.00%				$133,445,366

(A)	In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of September 30, 2013.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of September 30, 2013, the values of these securities amounted to $91,475,650 or 68.55% of net assets.
^	Effective yield at purchase
PIK	Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification:	Market Value		Market Value

AEROSPACE - 3.28%		BROADCASTING & ENTERTAINMENT - 0.80%
A E Company, Inc.	$422,962	NBC Universal Media LLC	$566,982
AAR Corporation	521,250	Time Warner Cable, Inc.	506,260
Alliant Techsystems Inc.	530,000		1,073,242
B E Aerospace, Inc.	273,125	BUILDINGS & REAL ESTATE - 2.14%
Merex Holding Corporation	600,392	Duke Realty Limited Partnership	475,677
Visioneering, Inc.	1,118,563	Lennar Corporation	345,000
Whitcraft Holdings, Inc.	908,630	Masco Corporation	394,625
	4,374,922	Safway Group Holding LLC/Finance Corporation	253,750
AUTOMOBILE - 6.76%		Sunrise Windows Holding Company	1,110,147
Accuride Corp	521,250	TruStile Doors, Inc.	272,680
Avis Budget Car Rental	432,187		2,851,879
CG Holdings Manufacturing Company	1,293,920	CHEMICAL, PLASTICS & RUBBER - 2.22%
DPL Holding Corporation	1,563,320	Capital Specialty Plastics, Inc.	615,077
Ideal Tridon Holdings, Inc.	159,765	Cornerstone Chemical Company	392,813
J A C Holding Enterprises, Inc.	289,219	Nicoat Acquisitions LLC	788,203
Jason Partners Holdings LLC	25,511	Omnova Solutions, Inc.	789,375
Johnson Controls, Inc.	546,801	Tronox Finance LLC	371,250
K & N Parent, Inc.	1,344,068		2,956,718
Lear Corporation	347,813	CONSUMER PRODUCTS - 9.77%
Meritor, Inc.	990,000	AMS Holding LLC	1,283,412
Ontario Drive & Gear Ltd.	992,180	Baby Jogger Holdings LLC	1,090,842
Penske Corporation	509,176	Bravo Sports Holding Corporation	1,233,123
	9,015,210	Clearwater Paper Corporation	450,000
BEVERAGE, DRUG & FOOD - 7.49%		Custom Engineered Wheels, Inc.	487,836
1492 Acquisition LLC	1,308,235	gloProfessional Holdings, Inc.	1,224,825
B&G Foods, Inc.	420,200	Handi Quilter Holding Company	634,519
Eatem Holding Company	1,134,767	K N B Holdings Corporation	2,346,829
F F C Holding Corporation	1,133,036	Manhattan Beachwear Holding Company	1,132,789
Hospitality Mints Holding Company	1,150,561	NXP BV/NXP Funding LLC	731,250
JMH Investors LLC	1,192,951	Perry Ellis International, Inc.	395,625
Kraft Foods, Inc.	564,585	R A J Manufacturing Holdings LLC	415,729
Snacks Parent Corporation	1,016,040	Tranzonic Companies (The)	1,618,226
Spartan Foods Holding Company	1,212,687		13,045,005
Specialty Commodities, Inc.	336,843
Tyson Foods, Inc.	518,961
	9,988,866

See Notes to Consolidated Financial Statements

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

CONTAINERS, PACKAGING & GLASS - 4.48%		DIVERSIFIED/CONGLOMERATE, SERVICE - 13.59%
Flutes, Inc.	$696,219	ADT Corporation	$943,950
P K C Holding Corporation	2,020,473	A S C Group, Inc.	248,561
P P T Holdings LLC	1,162,692	A W X Holdings Corporation	210,000
Paradigm Packaging, Inc.	1,012,468	Advanced Technologies Holdings	966,198
Rose City Holding Company	642,098	Anglogold Holdings PLC	536,001
Vitex Packaging Group, Inc.	439,668	Apex Analytix Holding Corporation	1,355,069
	5,973,618	Bank of America Corporation	680,002
DISTRIBUTION - 5.57%		C R H America, Inc.	500,756
ARI Holding Corporation	1,641,011	Church Services Holding Company	531,065
Blue Wave Products, Inc.	706,243	Clough, Harbour and Associates	211,728
BP SCI LLC	1,242,001	Crane Rental Corporation	1,273,874
Duncan Systems, Inc.	591,871	EPM Holding Company	719,230
Signature Systems Holding Company	855,694	ELT Holding Company	996,758
Stag Parkway Holding Company	1,292,447	Equifax, Inc.	519,475
WP Supply Holding Corporation	1,098,091	FMC Corporation	2,249,848
	7,427,358	Hilton Worldwide Holdings, Inc.	751,875
DIVERSIFIED/CONGLOMERATE,		HVAC Holdings, Inc.	1,277,305
MANUFACTURING - 8.06%		Insurance Claims Management, Inc.	304,415
A H C Holding Company, Inc.	196,943	Mail Communications Group, Inc.	286,174
Advanced Manufacturing Enterprises LLC	1,158,080	Nexeo Solutions LLC	19,900
Arrow Tru-Line Holdings, Inc.	876,957	Northwest Mailing Services, Inc.	1,685,635
C D N T, Inc.	649,419	Safety Infrastructure Solutions	945,786
F G I Equity LLC	775,268	ServiceMaster Company	472,500
G C Holdings	653,247	Sirius XM Radio Inc.	448,894
Hi-Rel Group LLC	945,191		18,134,999
J.B. Poindexter Co., Inc.	525,000	ELECTRONICS - 3.42%
K P H I Holdings, Inc.	269,490	Connecticut Electric, Inc.	1,571,627
K P I Holdings, Inc.	171,359	Hewlett Packard Company	1,999,331
LPC Holding Company	146,673	Jabil Circuit, Inc.	478,750
MEGTEC Holdings, Inc.	562,141	Tech Data Corporation	512,234
Nortek, Inc.	6,876		4,561,942
O E C Holding Corporation	481,820
Postle Aluminum Company LLC	1,802,683
Truck Bodies & Equipment International	1,537,093
	10,758,240

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

FINANCIAL SERVICES - 5.99%		LEISURE, AMUSEMENT, ENTERTAINMENT - 0.83%
Ally Financial, Inc.	$787,099	Brunswick Corporation	$518,750
Alta Mesa Financial Services	791,250	International Game Technology	584,491
CIT Group, Inc.	488,750		1,103,241
GATX Corporation	526,060	MACHINERY - 3.90%
General Electric Capital Corporation	566,684	ABC Industries, Inc.	642,590
LBC Tank Terminals Holding Netherlands B.V.	666,314	Arch Global Precision LLC	1,063,841
Morgan Stanley	553,282	E S P Holdco, Inc.	250,747
Pentair Finance SA	2,291,626	M V I Holding, Inc.	33,107
REVSpring, Inc.	1,326,353	Motion Controls Holdings	1,027,333
	7,997,418	NetShape Technologies, Inc.	1,470,623
HEALTHCARE, EDUCATION & CHILDCARE - 5.88%		Pacific Consolidated Holdings LLC	42,188
American Hospice Management Holding LLC	1,692,830	Thermadyne Holdings Corporation	269,375
CHG Alternative Education Holding Company	1,034,159	Welltec A/S	399,375
DaVita, Inc.	494,375		5,199,179
GD Dental Services LLC	82,665	MEDICAL DEVICES/BIOTECH - 1.43%
Healthcare Direct Holding Company	700,622	Health Management Association	273,125
HealthSouth Corporation	482,625	MedSystems Holdings LLC	128,730
Marshall Physicians Services LLC	596,498	MicroGroup, Inc.	225,682
Qwest Diagnostic, Inc.	533,198	NT Holding Company	1,103,401
SouthernCare Holdings, Inc.	97,959	Precision Wire Holding Company	185,142
Strata/WLA Holding Corporation	239,787		1,916,080
Synteract Holdings Corporation	1,792,654	MINING, STEEL, IRON & NON-PRECIOUS
Wheaton Holding Corporation	101,008	METALS - 1.92%
	7,848,380	Alcoa, Inc.	625,933
HOME & OFFICE FURNISHINGS, HOUSEWARES,		Commercial Metals Company	675,000
AND DURABLE CONSUMER PRODUCTS - 2.77%		Coeur d’Alene Mines Corporation	505,000
Connor Sport Court International, Inc.	403,590	FMG Resources	257,500
Home Décor Holding Company	352,767	Peabody Energy Corporation	498,750
Steelcase, Inc.	556,317		2,562,183
Transpac Holding Company	703,988	NATURAL RESOURCES - 0.64%
U-Line Corporation	402,048	ArcelorMittal	530,000
U M A Enterprises, Inc.	1,050,350	Headwaters, Inc.	320,250
Wellborn Forest Holding Company	227,813	Intrepid Potash, Inc.	2,919
	3,696,873		853,169

See Notes to Consolidated Financial Statements

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

OIL & GAS - 10.60%		TELECOMMUNICATIONS - 2.86%
Bill Barrett Corporation	$483,750	All Current Holding Company	$240,806
Calumet Specialty Products Partners L.P.	964,063	CCO Holdings Capital Corporation	462,500
Continental Resources, Inc.	503,125	Centurytel, Inc.	520,000
CVR Refining LLC	339,938	Neustar Inc.	336,563
Enbridge Energy Company, Inc.	2,249,681	Sprint Corporation	510,000
Ensco PLC	626,287	Sprint Nextel Corporation	530,000
EP Energy/EP Finance, Inc.	562,500	Univision Communications	153,200
Forum Energy Technologies	161,000	Verizon Communications Inc.	1,071,786
Hercules Offshore, Inc.	750,000		3,824,855
Hilcorp Energy Company	347,750	TRANSPORTATION - 1.99%
Linn Energy, LLC	516,875	CHC Helicopter SA	1,065,000
MBWS Ultimate Holdco, Inc.	1,742,744	Hertz Corporation	232,650
MEG Energy Corporation	993,125	MNX Holding Company	1,253,968
Niska Gas Storage Partners LLC	517,500	NABCO, Inc.	101,379
Petroplex Inv Holdings LLC	1,246,236		2,652,997
Precision Drilling Corporation	264,375	WASTE MANAGEMENT / POLLUTION - 1.07%
RKI Inc.	502,500	Torrent Group Holdings, Inc.	1,435,016
Samson Investment Company	371,000
Unit Corporation	512,500
Weatherford International Limited	494,854
	14,149,803
		Total Investments - 108.47%	$144,751,808
PHARMACEUTICALS - 0.40%
CorePharma LLC	267,235
Valeant Pharmaceuticals International	265,000
	532,235
RETAIL STORES - 0.01%
Rue21, Inc.	14,116

TECHNOLOGY - 0.60%
First Data Corporation	263,125
Smart Source Holdings LLC	541,139
	804,264

Fair Value Hierarchy

The Company categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Trust’s net assets as of September 30, 2013:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$78,585,465	$—	$12,617,535	$65,967,630
Common Stock - U.S.	9,872,663	—	—	9,872,663
Preferred Stock	6,572,212	—	—	6,572,212
Partnerships and LLCs	9,063,145	—	—	9,063,145
Public Securities
Corporate Bonds	31,844,226	—	31,844,226	—
Common Stock - U.S.	23,911	23,911	—	—
Short-term Securities	8,790,486	—	8,790,486	—
Total	$144,751,808	$23,911	$53,252,247	$91,475,650

See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Beginning					Transfers in	Ending
	balance	Included in				and/or	balance at
Assets:	at 12/31/2012	earnings	Purchases	Sales	Prepayments	out of Level 3	09/30/2013
Restricted Securities
Corporate Bonds	$81,060,756	$(1,398,381)	$10,368,651	$(4,106,957)	$(19,956,439)	$—	$65,967,630
Common Stock - U.S.	7,793,109	2,557,945	455,756	(934,147)	—	—	9,872,663
Preferred Stock	5,786,187	514,984	457,765	(186,724)	—	—	6,572,212
Partnerships and LLCs	6,890,276	1,826,287	595,428	(248,846)	—	—	9,063,145
	$101,530,328	$3,500,835	$11,877,600	$(5,476,674)	$(19,956,439)	$—	$91,475,650

ITEM 2. CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Babson Capital Management LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Babson Capital Participation Investors

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date    November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date    November 27, 2013

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date    November 27, 2013

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.